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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2009

Check here if Amendment [ ]; Amendment Number:

         This Amendment (Check only one.):       [ ] is a restatement.
                                                 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Angelo, Gordon & Co., L.P.
Address:          245 Park Avenue, 26th Floor
                  New York, New York 10167

Form 13F File Number:      028-02616

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Kirk P. Wickman
Title:            General Counsel
Phone:            212-692-2010

Signature, Place, and Date of Signing:

/s/ Kirk P. Wickman          New York, New York          November 16, 2009
----------------------      --------------------        -------------------
    [Signature]                [City, State]                   [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F Summary Page

Report Summary:

Number of Other Included Managers:                                         0
                                                          ------------------

Form 13F Information Table Entry Total:                                   89
                                                          ------------------

Form 13F Information Table Value Total:                           $1,205,376
                                                          ------------------
                                                                 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

         NO.               FORM 13F FILE NUMBER               NAME
         ---------         -----------------------            ------------------

         None.


                                                     Angelo, Gordon & Co., L.P.
                                                     Form 13F Information Table
                                                  Quarter ended September 30, 2009



                                                                                      INVESTMENT DISCRETION        VOTING AUTHORITY
                                                       FAIR MARKET
                                                          VALUE     SHARES OR
                               TITLE OF        CUSIP       (IN      PRINCIPAL SH/ PUT/      SHARED  SHARED OTHER
ISSUER                           CLASS         NUMBER   THOUSANDS)    AMOUNT  PRN CALL SOLE DEFINED OTHER  MANAGERS SOLE SHARED NONE
------------------------------------------------------------------------------------------------------------------------------------
ACCESS INTEGRATED
TECHNLGS I                   CL A             004329108  $2,252     1,787,577  SH      SOLE                     1,787,577
------------------------------------------------------------------------------------------------------------------------------------
AFFILIATED COMPUTER
SERVICES                     CL A             008190100  $6,332       116,900  SH      SOLE                       116,900
------------------------------------------------------------------------------------------------------------------------------------
AFFILIATED COMPUTER
SERVICES                     CL A             008190100  $5,417       100,000  SH CALL SOLE                       100,000
------------------------------------------------------------------------------------------------------------------------------------
AGCO CORP                    NOTE 1.750%12/3  001084AL6  $6,682     5,000,000 PRN      SOLE                     5,000,000
------------------------------------------------------------------------------------------------------------------------------------
AKAMAI TECHNOLOGIES INC      NOTE 1.000%12/1  00971TAE1  $6,820     5,000,000 PRN      SOLE                     5,000,000
------------------------------------------------------------------------------------------------------------------------------------
ALCOA INC                    NOTE 5.250% 3/1  013817AT8  $34,086   15,500,000 PRN      SOLE                    15,500,000
------------------------------------------------------------------------------------------------------------------------------------
ALEXANDRIA REAL ESTATE
EQ IN                        COM              015271109  $544          10,000  SH PUT  SOLE                        10,000
------------------------------------------------------------------------------------------------------------------------------------
ALLIANCE DATA SYSTEMS CORP   NOTE 1.750% 8/0  018581AD0  $4,336     4,500,000 PRN      SOLE                     4,500,000
------------------------------------------------------------------------------------------------------------------------------------
AMB PROPERTY CORP            COM              00163T109  $599          26,100  SH      SOLE                        26,100
------------------------------------------------------------------------------------------------------------------------------------
ARCELORMITTAL SA LUXEMBOURG  NOTE 5.000% 5/1  03938LAK0  $11,506    8,000,000 PRN      SOLE                     8,000,000
------------------------------------------------------------------------------------------------------------------------------------
ATLAS ACQUISITION HLDGS
CORP                         COM              049162100  $8,381       850,000  SH      SOLE                       850,000
------------------------------------------------------------------------------------------------------------------------------------
ATLAS ACQUISITION HLDGS
CORP                         W EXP 01/23/201  049162118  $145         850,000  SH      SOLE                       850,000
------------------------------------------------------------------------------------------------------------------------------------
BLACKROCK INC                DBCV 2.625% 2/1  09247XAB7  $41,975   19,302,000 PRN      SOLE                    19,302,000
------------------------------------------------------------------------------------------------------------------------------------
BRANDYWINE RLTY TR           SH BEN INT NEW   105368203  $857          77,600  SH      SOLE                        77,600
------------------------------------------------------------------------------------------------------------------------------------
BRE PROPERTIES INC           CL A             05564E106  $939          30,000  SH PUT  SOLE                        30,000
------------------------------------------------------------------------------------------------------------------------------------



                                                                                      INVESTMENT DISCRETION        VOTING AUTHORITY
                                                       FAIR MARKET
                                                          VALUE     SHARES OR
                               TITLE OF        CUSIP       (IN      PRINCIPAL SH/ PUT/      SHARED  SHARED OTHER
ISSUER                           CLASS         NUMBER   THOUSANDS)    AMOUNT  PRN CALL SOLE DEFINED OTHER  MANAGERS SOLE SHARED NONE
------------------------------------------------------------------------------------------------------------------------------------
CEPHALON INC                 NOTE 2.000% 6/0  156708AP4  $5,313     4,000,000 PRN      SOLE                     4,000,000
------------------------------------------------------------------------------------------------------------------------------------
CMS ENERGY CORP              NOTE 2.875%12/0  125896AW0  $13,854   12,500,000 PRN      SOLE                    12,500,000
------------------------------------------------------------------------------------------------------------------------------------
COLONIAL PPTYS TR            COM SH BEN INT   195872106  $681          70,000  SH      SOLE                        70,000
------------------------------------------------------------------------------------------------------------------------------------
COMTECH TELECOMMUNICATIONS   COM NEW          205826209  $6,199       186,608  SH      SOLE                       186,608
------------------------------------------------------------------------------------------------------------------------------------
CORPORATE OFFICE PPTYS TR    SH BEN INT       22002T108  $627          17,000  SH      SOLE                        17,000
------------------------------------------------------------------------------------------------------------------------------------
CYCLACEL PHARMACEUTICALS
INC                          PFD CONV EX 6%   23254L207  $286         196,000  SH      SOLE                       196,000
------------------------------------------------------------------------------------------------------------------------------------
DEVELOPERS DIVERSIFIED
RLTY                         NOTE 3.500% 8/1  251591AQ6  $18,446   19,834,000 PRN      SOLE                    19,834,000
------------------------------------------------------------------------------------------------------------------------------------
DEVELOPERS DIVERSIFIED RLTY  NOTE 3.000% 3/1  251591AS2  $62,820   71,184,000 PRN      SOLE                    71,184,000
------------------------------------------------------------------------------------------------------------------------------------
DOUGLAS EMMETT INC           COM              25960P109  $801          65,200  SH      SOLE                        65,200
------------------------------------------------------------------------------------------------------------------------------------
DST SYS INC DEL              DBCV 8/1         233326AD9  $3,114     3,000,000 PRN      SOLE                     3,000,000
------------------------------------------------------------------------------------------------------------------------------------
ENERGY CONVERSION DEVICES
IN                           NOTE 3.000% 6/1  292659AA7  $10,988   15,000,000 PRN      SOLE                    15,000,000
------------------------------------------------------------------------------------------------------------------------------------
EQUINIX INC                  NOTE 4.750% 6/1  29444UAH9  $13,277   10,000,000 PRN      SOLE                    10,000,000
------------------------------------------------------------------------------------------------------------------------------------
EQUITY LIFESTYLE PPTYS INC   COM              29472R108  $903          21,100  SH      SOLE                        21,100
------------------------------------------------------------------------------------------------------------------------------------
FREEPORT-MCMORAN COPPER
& GO                         PFD CONV         35671D782  $51,608      506,000  SH      SOLE                       506,000
------------------------------------------------------------------------------------------------------------------------------------
GENESCO INC                  SDCV 4.125% 6/1  371532AN2  $3,025     2,500,000 PRN      SOLE                     2,500,000
------------------------------------------------------------------------------------------------------------------------------------
GILEAD SCIENCES INC          NOTE 0.625% 5/0  375558AH6  $11,074    8,500,000 PRN      SOLE                     8,500,000
------------------------------------------------------------------------------------------------------------------------------------
GREATBATCH INC               SDCV 2.250% 6/1  39153LAB2  $9,939    11,095,000 PRN      SOLE                    11,095,000
------------------------------------------------------------------------------------------------------------------------------------



                                                                                      INVESTMENT DISCRETION        VOTING AUTHORITY
                                                       FAIR MARKET
                                                          VALUE     SHARES OR
                               TITLE OF        CUSIP       (IN      PRINCIPAL SH/ PUT/      SHARED  SHARED OTHER
ISSUER                           CLASS         NUMBER   THOUSANDS)    AMOUNT  PRN CALL SOLE DEFINED OTHER  MANAGERS SOLE SHARED NONE
------------------------------------------------------------------------------------------------------------------------------------
GSI GROUP INC CDA            COM              36229U102  $209         278,976  SH      SOLE                       278,976
------------------------------------------------------------------------------------------------------------------------------------
HERTZ GLOBAL HOLDINGS INC    NOTE 5.250% 6/0  42805TAA3  $15,131   10,000,000 PRN      SOLE                    10,000,000
------------------------------------------------------------------------------------------------------------------------------------
HOME PROPERTIES INC          COM              437306103  $431          10,000  SH CALL SOLE                        10,000
------------------------------------------------------------------------------------------------------------------------------------
INGERSOLL-RAND GLOBAL HLDG   NOTE 4.500% 4/1  45687AAD4  $55,542   30,650,000 PRN      SOLE                    30,650,000
------------------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL BUSINESS
MACHS                        COM              459200101  $11,961      100,000  SH      SOLE                       100,000
------------------------------------------------------------------------------------------------------------------------------------
INVITROGEN CORP              NOTE 2.000% 8/0  46185RAJ9  $9,740     7,000,000 PRN      SOLE                     7,000,000
------------------------------------------------------------------------------------------------------------------------------------
ISHARES TR INDEX             RUSSELL 2000     464287655  $150,600   2,500,000  SH PUT  SOLE                     2,500,000
------------------------------------------------------------------------------------------------------------------------------------
KIMCO REALTY CORP            COM              49446R109  $652          50,000  SH      SOLE                        50,000
------------------------------------------------------------------------------------------------------------------------------------
LIBERTY ACQUISITION HLDGS
CO                           W EXP 12/12/201  53015Y115  $1,068     1,750,000  SH      SOLE                     1,750,000
------------------------------------------------------------------------------------------------------------------------------------
LIBERTY PPTY TR              SH BEN INT       531172104  $657          20,200  SH      SOLE                        20,200
------------------------------------------------------------------------------------------------------------------------------------
LUCENT TECHNOLOGIES INC       DBCV 2.875% 6/1 549463AG2  $25,745   26,137,000 PRN      SOLE                    26,137,000
------------------------------------------------------------------------------------------------------------------------------------
MACK CALI RLTY CORP          COM              554489104  $1,293        40,000  SH      SOLE                        40,000
------------------------------------------------------------------------------------------------------------------------------------
MCMORAN EXPLORATION CO       PFD MAND CNV     582411500  $21,152      333,100  SH      SOLE                       333,100
------------------------------------------------------------------------------------------------------------------------------------
MICRON TECHNOLOGY INC        NOTE 4.250%10/1  595112AJ2  $21,435   12,000,000 PRN      SOLE                    12,000,000
------------------------------------------------------------------------------------------------------------------------------------
MID-AMER APT CMNTYS INC      COM              59522J103  $957          21,200  SH      SOLE                        21,200
------------------------------------------------------------------------------------------------------------------------------------
MYLAN INC                    PFD CONV         628530206  $28,243       27,500  SH      SOLE                        27,500
------------------------------------------------------------------------------------------------------------------------------------
NATIONWIDE HEALTH PPTYS INC  COM              638620104  $775          25,000  SH      SOLE                        25,000
------------------------------------------------------------------------------------------------------------------------------------
NATIONWIDE HEALTH PPTYS INC  COM              638620104  $620          20,000  SH PUT  SOLE                        20,000
------------------------------------------------------------------------------------------------------------------------------------
NEWELL RUBBERMAID INC        NOTE 5.500% 3/1  651229AH9  $29,724   15,000,000 PRN      SOLE                    15,000,000
------------------------------------------------------------------------------------------------------------------------------------



                                                                                      INVESTMENT DISCRETION        VOTING AUTHORITY
                                                       FAIR MARKET
                                                          VALUE     SHARES OR
                               TITLE OF        CUSIP       (IN      PRINCIPAL SH/ PUT/      SHARED  SHARED OTHER
ISSUER                           CLASS         NUMBER   THOUSANDS)    AMOUNT  PRN CALL SOLE DEFINED OTHER  MANAGERS SOLE SHARED NONE
------------------------------------------------------------------------------------------------------------------------------------
NEWMONT MINING CORP          NOTE 1.625% 7/1  651639AJ5  $3,517     3,000,000 PRN      SOLE                     3,000,000
------------------------------------------------------------------------------------------------------------------------------------
NEWMONT MINING CORP          NOTE 3.000% 2/1  651639AK2  $900         750,000 PRN      SOLE                       750,000
------------------------------------------------------------------------------------------------------------------------------------
NII HLDGS INC                NOTE 3.125% 6/1  62913FAJ1  $9,639    11,000,000 PRN      SOLE                    11,000,000
------------------------------------------------------------------------------------------------------------------------------------
NRDC ACQUISITION CORP        COM              62941R102  $1,758       170,000  SH      SOLE                       170,000
------------------------------------------------------------------------------------------------------------------------------------
OLD REP INTL CORP            NOTE 8.000% 5/1  680223AF1  $7,383     6,000,000 PRN      SOLE                     6,000,000
------------------------------------------------------------------------------------------------------------------------------------
OMNICARE CAP TR II           PFD B TR 4.00%   68214Q200  $9,323       275,000  SH      SOLE                       275,000
------------------------------------------------------------------------------------------------------------------------------------
OSI PHARMACEUTICALS INC      NOTE 2.000%12/1  671040AF0  $10,165    8,000,000 PRN      SOLE                     8,000,000
------------------------------------------------------------------------------------------------------------------------------------
PFIZER INC                   COM              717081103  $3,260       197,000  SH PUT  SOLE                       197,000
------------------------------------------------------------------------------------------------------------------------------------
PHOTRONICS INC               NOTE 5.500%10/0  719405AF9  $1,352     1,125,000 PRN      SOLE                     1,125,000
------------------------------------------------------------------------------------------------------------------------------------
POST PPTYS INC               COM              737464107  $918          51,000  SH      SOLE                        51,000
------------------------------------------------------------------------------------------------------------------------------------
PROSHARES TR                 PSHS REAL ESTAT  74347R552  $17,442    1,800,000  SH      SOLE                     1,800,000
------------------------------------------------------------------------------------------------------------------------------------
PROTEIN DESIGN LABS INC      NOTE 2.750% 8/1  74369LAD5  $20,198   18,500,000 PRN      SOLE                    18,500,000
------------------------------------------------------------------------------------------------------------------------------------
REALTY INCOME CORP           COM              756109104  $513          20,000  SH PUT  SOLE                        20,000
------------------------------------------------------------------------------------------------------------------------------------
SCHEIN HENRY INC             NOTE 3.000% 8/1  806407AB8  $13,589   11,000,000 PRN      SOLE                    11,000,000
------------------------------------------------------------------------------------------------------------------------------------
SCHERING PLOUGH CORP         PFD CONV MAN07   806605705  $3,637        15,000  SH      SOLE                        15,000
------------------------------------------------------------------------------------------------------------------------------------
SCHERING PLOUGH CORP         COM              806605101  $43,980    1,556,800  SH      SOLE                     1,556,800
------------------------------------------------------------------------------------------------------------------------------------
SCHERING PLOUGH CORP         COM              806605101  $3,006       106,400  SH CALL SOLE                       106,400
------------------------------------------------------------------------------------------------------------------------------------
SEACOR HOLDINGS INC          DBCV 2.875%12/1  811904AJ0  $13,650   12,000,000 PRN      SOLE                    12,000,000
------------------------------------------------------------------------------------------------------------------------------------
SINCLAIR BROADCAST GROUP
INC                          NOTE 3.000% 5/1  829226AW9  $51,788   56,910,000 PRN      SOLE                    56,910,000
------------------------------------------------------------------------------------------------------------------------------------



                                                                                      INVESTMENT DISCRETION        VOTING AUTHORITY
                                                       FAIR MARKET
                                                          VALUE     SHARES OR
                               TITLE OF        CUSIP       (IN      PRINCIPAL SH/ PUT/      SHARED  SHARED OTHER
ISSUER                           CLASS         NUMBER   THOUSANDS)    AMOUNT  PRN CALL SOLE DEFINED OTHER  MANAGERS SOLE SHARED NONE
------------------------------------------------------------------------------------------------------------------------------------
SINCLAIR BROADCAST GROUP
INC                          NOTE 4.875% 7/1  829226AU3  $16,848   19,091,000 PRN      SOLE                    19,091,000
------------------------------------------------------------------------------------------------------------------------------------
SLM CORP                     COM              78442P106  $1,744       200,000  SH CALL SOLE                       200,000
------------------------------------------------------------------------------------------------------------------------------------
SOVRAN SELF STORAGE INC      COM              84610H108  $609          20,000  SH      SOLE                        20,000
------------------------------------------------------------------------------------------------------------------------------------
STEEL DYNAMICS INC           NOTE 5.125% 6/1  858119AP5  $18,458   15,595,000 PRN      SOLE                    15,595,000
------------------------------------------------------------------------------------------------------------------------------------
SUN MICROSYSTEMS INC         COM NEW          866810203  $18,180    2,000,000  SH      SOLE                     2,000,000
------------------------------------------------------------------------------------------------------------------------------------
SUNSTONE HOTEL INVS INC
NEW                          COM              867892101  $869         122,400  SH      SOLE                       122,400
------------------------------------------------------------------------------------------------------------------------------------
TEXTRON INC                  NOTE 4.500% 5/0  883203BN0  $7,070     4,315,000 PRN      SOLE                     4,315,000
------------------------------------------------------------------------------------------------------------------------------------
THERMADYNE HLDGS CORP NEW    COM PAR $0.01    883435307  $31,071    4,496,555  SH      SOLE                     4,496,555
------------------------------------------------------------------------------------------------------------------------------------
UNITED DOMINION REALTY TR
IN                           NOTE 3.625% 9/1  910197AM4  $8,629     9,000,000 PRN      SOLE                     9,000,000
------------------------------------------------------------------------------------------------------------------------------------
UNITED STATES STL CORP NEW   NOTE 4.000% 5/1  912909AE8  $43,673   27,500,000 PRN      SOLE                    27,500,000
------------------------------------------------------------------------------------------------------------------------------------
USEC INC                     NOTE 3.000%10/0  90333EAC2  $8,987    13,000,000 PRN      SOLE                    13,000,000
------------------------------------------------------------------------------------------------------------------------------------
WASHINGTON REAL ESTATE INVT  SH BEN INT       939653101  $288          10,000  SH PUT  SOLE                        10,000
------------------------------------------------------------------------------------------------------------------------------------
WESCO INTL INC               DBCV 6.000% 9/1  95082PAH8  $24,474   19,002,000 PRN      SOLE                    19,002,000
------------------------------------------------------------------------------------------------------------------------------------
WEST PHARMACEUTICAL SVSC
INC                          SDCV 4.000% 3/1  955306AA3  $4,816     5,700,000 PRN      SOLE                     5,700,000
------------------------------------------------------------------------------------------------------------------------------------
WESTERN REFNG INC            NOTE 5.750% 6/1  959319AC8  $17,345   19,000,000 PRN      SOLE                    19,000,000
------------------------------------------------------------------------------------------------------------------------------------
WRIGHT MED GROUP INC         NOTE 2.625%12/0  98235TAA5  $2,106     2,500,000 PRN      SOLE                     2,500,000
------------------------------------------------------------------------------------------------------------------------------------
WYETH                        COM              983024100  $38,864      800,000  SH      SOLE                       800,000
------------------------------------------------------------------------------------------------------------------------------------



                                                                                      INVESTMENT DISCRETION        VOTING AUTHORITY
                                                       FAIR MARKET
                                                          VALUE     SHARES OR
                               TITLE OF        CUSIP       (IN      PRINCIPAL SH/ PUT/      SHARED  SHARED OTHER
ISSUER                           CLASS         NUMBER   THOUSANDS)    AMOUNT  PRN CALL SOLE DEFINED OTHER  MANAGERS SOLE SHARED NONE
------------------------------------------------------------------------------------------------------------------------------------
WYETH                        COM              983024100  $18,460      380,000  SH CALL SOLE                       380,000
------------------------------------------------------------------------------------------------------------------------------------
WYNDHAM WORLDWIDE CORP       NOTE 3.500% 5/0  98310WAC2  $7,106     5,000,000 PRN      SOLE                     5,000,000
------------------------------------------------------------------------------------------------------------------------------------
TOTAL FAIR MARKET                                        $1,205,376
VALUE (in thousands)

